Expense Example - Long-Short Equity Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	136	427	738	1,623	162	504	870	1,899	126	398	690	1,521